Basic and diluted loss per share (Details Narrative) - Common Class A [Member] - Unvested Shares [Member] - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Purchase of shares	93,200	93,200	93,200
Second and Third Share Consolidation [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Purchase of shares	3,107	133,200	4,440